Financial statements of Barclays PLC, Parent company accounts - Statement of comprehensive income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Condensed Statement of Income Captions [Line Items]
Dividend received from subsidiaries	£ 76	£ 91		£ 48
Net interest income/(expense)	9,407	9,062	[1]	9,845	[1]
Other income	99	114	[1]	56	[1]
Operating expenses	(15,434)	(16,243)	[1]	(15,456)	[1]
Profit/(loss) before tax	4,357	3,494	[1]	3,541	[1]
Taxation	(1,003)	(911)	[1]	(2,066)	[1]
Profit/(loss) after tax	3,354	2,583	[1]	(720)	[1]
Total comprehensive income/(loss) for the year	2,793	2,831		(1,218)
Profit (loss), attributable to:
Ordinary equity holders	2,461	1,597	[1]	(1,748)	[1]
Other equity instrument holders	813	752	[1]	639	[1]
Profit (loss)	3,354	2,583	[1]	(720)	[1]
Comprehensive income attributable to [abstract]
Equity holders of the parent	2,713	2,597		(1,575)
Other equity instrument holders	80	234		357
Total comprehensive income	2,793	2,831		(1,218)
Barclays PLC [member]
Condensed Statement of Income Captions [Line Items]
Dividend received from subsidiaries	1,560	15,360	[2]	674	[2]
Net interest income/(expense)	214	(101)	[2]	(10)	[2]
Other income	1,760	923	[2]	690	[2]
Operating expenses	(267)	(312)	[2]	(96)	[2]
Profit/(loss) before tax	3,267	15,870	[2]	1,258	[2]
Taxation	(86)
Profit/(loss) after tax	3,181	15,949	[2]	1,270	[2]
Other comprehensive income/(oss)	0	0	[2]	60	[2]
Total comprehensive income/(loss) for the year	3,181	15,949	[2],[3]
Profit (loss), attributable to:
Ordinary equity holders	2,368	15,197	[2]	631	[2]
Other equity instrument holders	813	752	[2]	639	[2]
Profit (loss)	3,181	15,949	[2]	1,270	[2]
Comprehensive income attributable to [abstract]
Equity holders of the parent	2,368	15,197	[2]	691	[2]
Other equity instrument holders	813	752	[2]	£ 639	[2]
Total comprehensive income	£ 3,181	£ 15,949	[2],[3]

[1]

From 2 019, due to an IAS 12 update, the tax relief on payments in relation to AT1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £ 211 m and 2017 by £ 174 m. This change does not impact EPS . Further detail can be found in Note 1

[2]

From 2019, due to an IAS 12 update, the tax relief on payments in relation to AT1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £ 143 m and 2017 by £ 123 m. Further detail can be found i n Note 1

[3]

From 2019, due to an IAS 12 update, the tax relief on payments in relation to equity instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earni ngs. Comparatives have been restated, increasing pro fit after tax by £ 143 m. Further detail can be found in Note 1